Related Party Transactions	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Related Party Transactions
Related Party Transactions

9.    Related Party Transactions

Related party payables of $48 thousand and $82 thousand as of September 30, 2024 and December 31, 2023, respectively, primarily relate to amounts owed to 10Clouds, the Company’s contractor for software development and investor in the Company, and smaller amounts payable to members of management as expense reimbursements. Total costs incurred in relation to 10Clouds for the three months ended September 30, 2024 and 2023, totaled approximately $1 thousand and $164 thousand, respectively. Total costs incurred in relation to 10Clouds for the nine months ended September 30, 2024 and 2023, totaled approximately $112 thousand and $699 thousand, respectively.

Mutual Channel Agreement

On November 15, 2020, the Company entered into a Mutual Channel Agreement with Vital4Data, Inc., a company at which one of our Directors serves as Chief Executive Officer. Pursuant to the agreement, the Company engaged Vita4Data, Inc. as a non-exclusive sales representative for the Company’s products and services. Vital4Data, Inc. is entitled to compensation in the form of commissions, receiving a 20% of commission-eligible on net revenue from sales generated by Vital4Data, Inc. in the first year of the contract term, which is reduced to 10% in the second year, and 5% in the third year. The Company has not earned or expensed any commissions pursuant to the Vital4Data, Inc. agreement to date. As of September 30, 2024 and December 31, 2023, the Vital4Data, Inc. commission due was $0.

10.    Related Party Transactions

Related party payables of $82 thousand and $273 thousand as of December 31, 2023 and 2022, respectively, primarily relate to amounts owed to 10Clouds, the Company’s contractor for software development and investor in the Company, and smaller amounts payable to members of management as expense reimbursements. Total costs incurred in relation to 10Clouds for the years ended December 31, 2023 and 2022, totaled approximately $816 thousand and $935 thousand, respectively.

Legal Services

A member of management provides legal services to the Company from a law firm privately owned and separate from the Company. Certain services are provided to the Company through this law firm. Total expenses incurred by the Company in relation to these services totaled $0 and $138 thousand during the years ended December 31, 2023 and 2022, respectively. Amounts payable as of December 31, 2023 and 2022 were $0.

Options Agreement

The Company has agreed, with effect from November 13, 2020, to grant a three-year loan in the amount of $335 thousand with an abated interest rate of 0.25% per annum to an advisory contractor to purchase 18,777 options. The options provide for the right to acquire shares of Class A Common Stock at a strike price of $ 90.00 per share. The options have no vesting period and will expire in November 2023. The loan was repaid with in-kind services from the contractor at a rate of $9 thousand per month for 36 months with the first payment receipt in April 2020 and the final payment received in February 2023. As of December 31, 2023 and 2022, the shareholder loan balances were $0 and $19 thousand, respectively.

Mutual Channel Agreement

On November 15, 2020, the Company entered into a Mutual Channel Agreement with Vital4Data, Inc., a company at which one of our Directors serves as Chief Executive Officer. Pursuant to the agreement, the Company engaged Vita4Data, Inc. as a non-exclusive sales representative for the Company’s products and services. Vital4Data, Inc. is entitled to compensation in the form of commissions, receiving a 20% of commission-eligible on net revenue from sales generated by Vital4Data, Inc. in the first year of the contract term, which is reduced to 10% in the second year, and 5% in the third year. The Company has not earned or expensed any commissions pursuant to the Vital4Data, Inc. agreement to date. As of December 31, 2023 and 2022, the Vital4Data, Inc. commission due was $0.